Capital Acquisitions and Dispositions (Narrative) (Details) shares in Millions, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 12.5	$ 5.4
Gain (loss) on capital dispositions				58.4	$ 316.4
Kaybob Duvernay
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net	$ 940.6
Cash	$ 676.1
Equity consideration (in shares) | shares	50.0
Revenue of acquiree since acquisition date			$ 499.8
Profit (loss) of acquiree since acquisition date			$ 393.8
Revenue of combined entity as if combination occurred at beginning of period				629.8
Profit (loss) of combined entity as if combination occurred at beginning of period				496.8
Carrying value	$ 940.6
Gain (loss) on capital dispositions	$ 0.0
Southeast Saskatchewan asset disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net		$ (85.9)
Cash		(85.9)
Carrying value		(11.9)
Gain (loss) on capital dispositions		$ (74.0)
Other minor dispositions, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration, net				(11.3)
Cash				(11.3)
Carrying value				(26.9)
Gain (loss) on capital dispositions				$ 15.6